As filed with the Securities and Exchange Commission on December 24, 2003


                                             1940 Act Registration No. 811-07959


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


 / / Pre-Effective Amendment No.              /X/ Post-Effective Amendment No. 1


                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5340

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                           Glendora, California 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

                                Rodney A. DeWalt
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Incorporating by reference the following documents filed on November 21, 2003:

o    Part A Prospectus
o    Part B Statement of Additional Information


December 19, 2003


PIC Investment Trust
300 N. Lake Avenue
Pasadena, CA  91101

Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, CA  91741


Re:    Reorganization of:    (1) Provident Investment Counsel Growth Fund I;
                             (2) Provident Investment Counsel Twenty Fund I; and
                             (3) Provident Investment Counsel Mid Cap Fund B

Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with each of the following reorganizations: (i) by and between Provident Investment Counsel Growth Fund I (the "Old Growth Fund"), a series fund of PIC Investment Trust, a Delaware statutory trust ("PIC"), and Provident Investment Counsel Growth Fund (the "New Growth Fund"), a series fund of Advisors Series Trust, a Delaware statutory trust ("AST"); (ii) by and between Provident Investment Counsel Twenty Fund I (the "Old Twenty Fund"), a series fund of PIC, and Provident Investment Counsel Twenty Fund (the "New Twenty Fund"), a series fund of AST; and (iii) by and between Provident Investment Counsel Mid Cap Fund B (the "Old Mid Cap Fund" and together with the Old Growth Fund and the Old Twenty Fund, the "Old Funds"), a series fund of PIC, and Provident Investment Counsel Mid Cap Fund (the "New Mid Cap Fund" and together with the New Growth Fund and the New Twenty Fund, the "New Funds"), a series fund of AST. This opinion is rendered in connection with the transactions described in the Agreement and Plan of Reorganization dated as of November 3, 2003 (the "Reorganization Agreement"), by PIC for itself and on behalf of the Old Funds and by AST for itself and on behalf of the New Funds, and adopts the applicable defined terms therein.

This letter and the opinion expressed herein are for delivery to PIC, the Old Funds and AST and may be relied upon only by PIC, the Old Funds and AST and their shareholders. This opinion also may be disclosed by PIC, the Old Funds or AST or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting PIC, the Old Funds or AST or any of their shareholders or in connection with any judicial proceeding relating to the federal, state or local tax liability of PIC, the Old Funds or AST or any of their shareholders. In addition, we hereby consent to the filing of this opinion as an exhibit to the registration statement of AST on Form N-14 pursuant to the Securities Act of 1933, as amended, in connection with the registration of securities required to be issued by AST by the Reorganization Agreement.

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

PIC was duly created pursuant to its Agreement and Declaration of Trust dated December 11, 1991, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of Delaware. PIC is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each of the Old Funds is a series fund of PIC duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each of the Old Funds has an authorized capital of an unlimited number of shares and each outstanding share of the Old Funds is fully transferable and has full voting rights.

AST was duly created pursuant to its Agreement and Declaration of Trust dated October 3, 1996, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. AST is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each of the New Funds is a series fund of AST duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each of the New Funds has an authorized capital of an unlimited number of shares and each outstanding share of the New Funds is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transactions (the "Transactions") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

     (a) On the date of the closing (the "Closing Date"), each of the Old Funds will transfer substantially all of its assets to the corresponding New Fund. Solely in exchange therefor, each of the New Funds will assume all of the liabilities of the corresponding Old Fund and deliver to such Old Fund a number of voting shares of the New Fund that represents all of the aggregate voting shares of the New Fund.

     (b) Each of the Old Funds will then liquidate and distribute all of the shares of the corresponding New Fund to the shareholders of the Old Fund in proportion to their respective interests in the Old Fund in exchange for their shares in the Old Fund.

     (c) Each of the Old Funds will then wind up and dissolve as soon as practicable thereafter, and its legal existence will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

     (1) the Reorganization Agreement; and

     (2) such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

For purposes of rendering the opinion set forth below, we have in addition relied upon the following representations by the New Funds and the Old Funds, as applicable:

     (A) In the normal course of business, each of the Old Funds prior to the Transactions, and each of the New Funds following the Transactions, are likely to: (i) redeem shares or beneficial interests; (ii) issue shares or beneficial interests; and (iii) buy or sell assets depending on market conditions and changes in the number of shares outstanding. None of such changes, if any, in outstanding shares or beneficial interests or in assets held will be related to the Transactions. Any such change in assets or in shares or beneficial interests outstanding will be motivated by reasons separate and independent from the reasons motivating the Transactions.

     (B) There is no plan or intention by any New Fund or any person related to any New Fund, as defined in Section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of a New Fund issued in a Transaction either directly or through any transaction, agreement or arrangement with any other person; provided, however, that certain redemptions will occur in the ordinary course of each New Fund's business as an open-end investment company, as required by Section 22(e) of the 1940 Act. For this purpose, Section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related (i) if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (x) stock with at least eighty percent (80%) of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (y) the common parent owns directly stock with at least eighty percent (80%) of the voting power and value of at least one of the corporations in the chain for consolidated return purposes) or (ii) if one corporation owns stock possessing at least fifty percent (50%) or more of the voting power or value of the other corporation.

     (C) During the five-year period ending on the date of the Transactions, neither any Old Fund nor any person related to any Old Fund, as defined in
Section 1.368-1(e)(3) of the Treasury Regulations, will have directly or through any transaction, agreement or arrangement with any other person, (i) acquired shares of any Old Fund with consideration other than shares of the corresponding New Fund or such Old Fund, or (ii) redeemed or made distributions with respect to the shares of such Old Fund; provided, however, that certain redemptions have occurred in the ordinary course of each Old Fund's business as an open-end investment company as required by Section 22(e) of the 1940 Act and were made in the ordinary course of such Old Fund's business as a qualified regulated investment company

     (D) The fair market value of the shares received by each shareholder of each Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the applicable Transaction. No shareholder of an Old Fund will receive consideration other than shares of the corresponding New Fund.

     (E) To the best knowledge of each of the Old Funds, there is no plan or intention on the part of the shareholders of such Old Fund to sell, exchange or otherwise dispose of any of the shares received in the applicable Transaction, except for the sales, exchanges or dispositions to be made in the ordinary course of the corresponding New Fund's business as a regulated investment company.

     (F) Immediately following the Transactions, the shareholders of each of the Old Funds will own all of the shares of the corresponding New Fund and will own such shares solely by reason of their ownership of shares of such Old Fund immediately prior to the Transactions.

     (G) No New Fund has any plan or intention to issue additional shares of its
stock  following  the   Transactions,   except  in  connection  with  its  legal
obligations under the 1940 Act.

     (H) Immediately following the Transactions, each of the New Funds will possess the same assets and liabilities (other than assets used to pay the expenses of the applicable Transaction) as those possessed by the corresponding Old Fund immediately prior to the applicable Transaction. Assets used to pay the expenses of the applicable Transaction and all redemptions and distributions (except for regular, normal redemptions made, and dividends paid, by an Old Fund pursuant to its legal obligations under the 1940 Act) made by an Old Fund immediately prior to the applicable Transaction, will, in the aggregate, constitute less than 1% of the net assets of such Old Fund.

     (I) At the time of the Transactions, the Old Funds will not have any outstanding warrants, options, convertibles securities or any other type of right pursuant to which any person could acquire stock in the Old Funds.

     (J) No New Fund has a plan or intention to reacquire any shares issued in the Transactions except in connection with its legal obligations under the 1940 Act.

     (K) No New Fund has a plan or intention to sell or otherwise dispose of any of the assets of any Old Fund acquired in the Transactions, except for dispositions made in the ordinary course of its business as a regulated investment company.

     (L) The liabilities of each of the Old Funds assumed by the corresponding New Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by such Old Fund in the ordinary course of its business and are associated with the assets transferred.

     (M) Following the Transactions, each New Fund will continue the historic business of the corresponding Old Fund (and maintain the investment objectives of such Old Fund), or use a significant portion of such Old Fund's historic business assets in a business.

     (N) No Old Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

     (O) The investment advisors to the Old Funds and the New Funds will pay or assume only those expenses of the Old Funds and the New Funds that are solely and directly related to the Transactions in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the Old Funds and the New Funds will pay their respective expenses, if any, incurred in connection with the Transactions.

     (P) Each of the Old Funds (i) has elected to be taxed as a regulated investment company under Code Section 851, (ii) meets the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F) and
(iii) for all of its taxable periods, has qualified for the special tax treatment afforded regulated investment companies under the Code. After the Transaction, each of the New Funds intends to elect to be taxed as a regulated investment company under Code Section 851 and to meet the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F).

     (Q) The purpose and effect of the Transactions is to change the form of organization of each of the Old Funds to a series of AST. As set forth in the Reorganization Agreement, it is anticipated that the Transactions will provide long-term benefits to the shareholders of the Old Funds.

     (R) During the period from its inception until the Transactions, no New Fund will have ever had an operating business.

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transaction will take place in accordance with the terms of the Reorganization Agreement, and further provided that each of the Old Funds distributes the shares of the corresponding New Fund received in the applicable Transaction as soon as practicable, we are of the opinion that:

     (a) The transfer of all of each Old Fund's assets to the corresponding New Fund in exchange for all of the outstanding shares of such New Fund (for each Transaction, the "New Shares") and the assumption of such Old Fund's liabilities, and the distribution of the New Shares to the shareholders of such Old Fund in liquidation of such Old Fund, will constitute a "reorganization" (each, a "Reorganization") within the meaning of Code Section 368(a)(1);

     (b) Each of the Old Funds and the corresponding New Fund will be a party to the applicable Reorganization for the applicable Transaction within the meaning of Code Section 368(b);

     (c) No gain or loss will be recognized by any New Fund upon the receipt of the assets of the corresponding Old Fund solely in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

     (d) No gain or loss will be recognized by any Old Fund upon the transfer of its assets to the corresponding New Fund in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

     (e) No gain or loss will be recognized by any Old Fund upon the distribution of the New Shares to its shareholders;

     (f) No gain or loss will be recognized by any shareholders of an Old Fund upon the exchange of their shares of such Old Fund for the New Shares;

     (g) The adjusted tax basis of the New Shares received by each shareholder of each Old Fund pursuant to a Reorganization will be the same as the adjusted tax basis of the shares of such Old Fund held by that shareholder immediately prior to such Reorganization;

     (h) The adjusted tax bases of the assets of each of the Old Funds acquired by the corresponding New Fund will be the same as the adjusted tax bases of such assets to such Old Fund immediately prior to the applicable Reorganization;

     (i) The holding period of the New Shares to be received by each shareholder of an Old Fund will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that such Old Fund shares were held as capital assets on the date of the exchange;

     (j) The holding period of the assets of each of the Old Funds acquired by the corresponding New Fund will include the period during which those assets were held by such Old Fund; and

     (k) Each of the New Funds will succeed to and take into account those tax attributes of the corresponding Old Fund that are described in Code Section 381(c).

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transactions described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,


/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP



December 19, 2003


PIC Investment Trust
300 N. Lake Avenue
Pasadena, CA  91101

Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, CA  91741


Re: Reorganization of:   (1)  Provident Investment Counsel Small Company  Growth
                              Fund A; and
                         (2)  Provident Investment Counsel Small Cap Growth Fund

Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with the reorganization by and between Provident Investment Counsel Small Company Growth Fund A (the "Old Fund"), a series fund of PIC Investment Trust, a Delaware statutory trust ("PIC Trust"), and Provident Investment Counsel Small Cap Growth Fund (the "New Fund"), a series fund of Advisors Series Trust, a Delaware statutory trust ("AST"). This opinion is rendered in connection with the transaction described in the Agreement and Plan of Reorganization dated November 3, 2003 (the "Reorganization Agreement"), by PIC Trust for itself and on behalf of the Old Fund and by AST for itself and on behalf of the New Fund, and adopts the applicable defined terms therein.

This letter and the opinion expressed herein are for delivery to PIC Trust and AST and may be relied upon only by PIC Trust and AST and their shareholders. This opinion also may be disclosed by PIC Trust or AST or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting PIC Trust or AST or any of their shareholders or in connection with any judicial proceeding relating to the federal, state or local tax liability of PIC Trust or AST or any of their shareholders. In addition, we hereby consent to the filing of this opinion as an exhibit to the registration statement of PIC Trust on Form N-14 pursuant to the Securities Act of 1933, as amended, in connection with the registration of securities required to be issued by PIC Trust by the Reorganization Agreement.

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

PIC Trust was duly created pursuant to its Agreement and Declaration of Trust dated December 11, 1991, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of Delaware. PIC Trust is registered as an investment company classified as an open-end management company under the 1940 Act.

AST was duly created pursuant to its Agreement and Declaration of Trust dated April 26, 1994, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. AST is registered as an investment company classified as an open-end management company under the 1940 Act.

The New Fund is a series fund of AST duly established under the laws of the State of Delaware and is validly existing under the laws of that State. The New Fund has an authorized capital of an unlimited number of shares and each outstanding share of the New Fund is fully transferable and has full voting rights. The New Fund has two classes of shares, Class A and Class I.

The Old Fund is a series fund of the PIC Trust duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each has an authorized capital of an unlimited number of shares and each outstanding share of each is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transaction (the "Transaction") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

     (a) On the date of the closing (the "Closing Date"), the Old Fund will transfer substantially all of its assets to the New Fund. Solely in exchange therefor, the New Fund will assume all of the liabilities of the Old Fund and deliver to the Old Fund a number of class A voting shares of the New Fund that represents all of the aggregate voting shares of such class.

     (b) The Old Fund will then liquidate and distribute all of the shares it received from the New Fund (the "New Shares") to its shareholders in proportion to their respective interests in the Old Fund in exchange for their shares in the Old Fund.

     (c) The Old Fund will then wind up and dissolve as soon as practicable thereafter, and their legal existence as a series fund of the PIC Trust will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

     (1)  the Reorganization Agreement and

     (2) such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

For purposes of rendering the opinion set forth below, we have in addition relied upon the following representations by the New Fund and the Old Fund, as applicable:

     (A) The fair market value of the New Shares received by each shareholder of the Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the exchange. The shareholders of the Old Fund will receive no consideration other than New Shares in exchange for shares in the Old Fund.

     (B) There is no plan or intention by the New Fund or any person related to the New Fund, as defined in section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of the New Fund issued in the Transaction either directly or through any transaction, agreement, or arrangement with any other person; provided, however, that certain redemptions will occur in the ordinary course of the New Fund's business as an open-end investment company, as required by section 22(e) of the 1940 Act. For this purpose, section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (i) stock with at least 80% of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (ii) the common parent owns directly stock with at least 80% of the voting power and value of at least one of the corporations in the chain for consolidated return purposes ("Affiliated Group Relationship") or if one corporation owns stock possessing at least 50% or more of the voting power or value of the other corporation ("Parent-Subsidiary Relationship")).

     (C) During the five-year period ending on the Closing Date, neither the Old Fund nor any person related to the Old Fund by having a Parent-Subsidiary Relationship will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of the Old Fund with consideration other than shares of the New Fund or the Old Fund or (ii) redeemed or made distributions with respect to the Old Fund shares; provided, however, that certain redemptions have occurred in the ordinary course of the Old Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act and were made in the ordinary course of the Old Fund's business as a qualified regulated investment company.

     (D) Prior to the Transaction, neither the New Fund nor any person related to the New Fund (i.e., having either an Affiliated Group Relationship or a Parent-Subsidiary Relationship with the New Fund) will have owned shares of the Old Fund.

     (E) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (B) and (C) above will not exceed 50% of the value (without giving effect to the acquisitions, redemptions, and distributions made in the ordinary course of the New Fund's business as an open-ended investment company as required by the 1940 Act) of the proprietary interest in the Old Fund on the effective date of the Transaction.

     (F) The New Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Old Fund immediately prior to the Transaction. For purposes of this representation, amounts used by the Old Fund to pay its reorganization expenses, amounts paid by the Old Fund to shareholders who receive cash or other property (including any payments to dissenters), and all redemptions and distributions (except for distributions and redemptions occurring in the ordinary course of the Old Fund's business as an investment company) made by the Old Fund immediately preceding the transfer have been included as assets of the Old Fund held immediately prior to the Transaction.

     (G) On the Closing Date and at all times prior to the Closing Date, the New Fund did not have and has not had any plan or intention to sell or otherwise dispose of any of the assets of the Old Fund acquired in the Transaction, except for dispositions (i) made in the ordinary course of its business as a series of a qualified regulated investment company and (ii) the proceeds of which were used in accordance with the New Fund's investment objectives.

     (H) The New Fund has no plan or intention to reacquire any of its shares issued in the Transaction, except for acquisitions made in the ordinary course of its business as a series of an investment company pursuant to the provisions of section 22(e) of the 1940 Act.

     (I) In pursuance of the Reorganization Agreement, the Old Fund will distribute as soon as practicable the shares of the New Fund it receives in the Transaction.

     (J) The stated liabilities of the Old Fund assumed by the New Fund plus the liabilities to which the assets are subject were incurred by the Old Fund in the ordinary course of its business and are associated with the assets transferred.

     (K) The fair market value of the assets of the Old Fund transferred to the New Fund will equal or exceed the sum of the liabilities assumed by the New Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (L) The total adjusted bases of the assets of the Old Fund transferred to the New Fund will equal or exceed the sum of the stated liabilities to be assumed by the New Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (M) Following the Transaction, the New Fund will continue the historic business of the Old Fund or use a significant portion of the Old Fund's historic business assets in a business.

     (N) There is no intercorporate indebtedness existing between the Old Fund and the New Fund that was issued, acquired, or will be settled at a discount.

     (O) The Old Fund is not under the jurisdiction of a court in a case under Title 11 of the United States Code or a receivership, foreclosure or similar proceeding in a federal or state court.

     (P) The investment adviser to the Old Fund will pay or assume only those expenses of the New Fund, the Old Fund and the shareholders of the Old Fund that are solely and directly related to the transaction in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the New Fund, the Old Fund and the shareholders of the Old Fund will pay their respective expenses, if any, incurred in connection with the Transaction.

     (Q) The Old Fund and the New Fund each meets the requirements of a regulated investment company set forth in Code Section 368(a)(2)(F).

     (R) The Old Fund and the New Fund have each elected to be taxed as a "regulated investment company" under Code Section 851 and, for all of the taxable periods (including the last short taxable period ending on the date of the Transaction for the Old Fund), has qualified for the special tax treatment afforded regulated investment companies under the Code.

     (S) No cash is being transferred to the shareholders of the Old Fund in lieu of fractional shares of the New Fund.

     (T) Following the Transaction, the Old Fund, the New Fund, and, to the best knowledge of the management of the Old Fund, the shareholders of the Old Fund, will comply with the information reporting, record retention and return filing requirements set forth in section 1.368-3 of the Treasury Regulations.

     (U) There are no dissenters' rights in the Transaction.

     (V) Neither the Old Fund nor one or more of its shareholders, or any combination thereof, will control (within the meaning of Code Section 368(a)(2)(H), which provides that control means ownership of shares possessing at least 50% of the total combined voting power of all classes of shares entitled to vote, or at least 50% of the total value of all classes of shares) the New Fund immediately after the transfer.

     (W) To the best knowledge of the management of the Old Fund, there is no plan or intention by the shareholders of the Old Fund who own five percent (5%) or more of the Old Fund shares to sell, exchange, or otherwise dispose of a number of shares of the New Fund received in the Transaction that would reduce the Old Fund shareholders' ownership of the New Fund shares to a number of shares having a value, as of the date of the Transaction, of less than 50% of the value of all the formerly outstanding shares of the Old Fund as of the same date. For purposes of this representation, shares of the Old Fund exchanged for cash or other property will be treated as outstanding shares of the Old Fund on the date of the Transaction. Additionally, shares of the Old Fund and shares of the New Fund held by the Old Fund's shareholders and otherwise sold, redeemed or disposed of prior to or subsequent to the Transaction will be treated as outstanding shares of the Old Fund on the date of the Transaction.

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transaction will take place in accordance with the terms of the Reorganization Agreement, and further provided that the Old Fund distributes the shares of the New Fund received in the Transaction as soon as practicable, we are of the opinion that:

     (a) The transfer of substantially all of the Old Fund's assets to the New Fund in exchange for the New Shares and the assumption of the Old Fund's stated liabilities, and the distribution of the New Shares to the Old Fund shareholders in liquidation of the Old Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of Code Section 368(a), and the New Fund and the Old Fund each are a "party to a reorganization" within the meaning of Code Section 368(b);

     (b) No gain or loss will be recognized by the New Fund upon the receipt of the assets and the assumption of the stated liabilities, if any, of the Old Fund solely in exchange for the New Shares;

     (c) No gain or loss will be recognized by the Old Fund upon the transfer of its assets to, and the assumption of its stated liabilities by, the New Fund in exchange for the New Shares and the assumption by the New Fund of the Old Fund's stated liabilities;

     (d) No gain or loss will be recognized by any shareholder of the Old Fund upon the exchange of its Old Fund shares for the New Shares;

     (e) The aggregate tax basis of each of the assets of the Old Fund transferred to the New Fund will be the same as the aggregate tax basis of each such asset to the Old Fund immediately prior to the Reorganization;

     (f) The adjusted tax basis of the New Shares received by each Old Fund shareholder pursuant to the Reorganization will be the same as the adjusted tax basis of the Old Fund shares held by that shareholder immediately prior to the Reorganization;

     (g) The holding period of the each of the assets of the Old Fund acquired by the New Fund will include the period during which such asset was held by the Old Fund; and

     (h) The holding period of the New Shares to be received by each Old Fund shareholder will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that such Old Fund shares were held as capital assets on the date of the Reorganization.

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transaction described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,

/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP




December 19, 2003


PIC Investment Trust
300 N. Lake Avenue
Pasadena, CA  91101

Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, CA  91741


Re:    Reorganization of:     (1)  Provident Investment Counsel Small Cap Growth
                                   Fund I; and
                              (2)  Provident Investment Counsel Small Cap Growth
                                   Fund

Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with the reorganization by and between Provident Investment Counsel Small Cap Growth Fund I (the "Old Fund"), a series fund of PIC Investment Trust, a Delaware statutory trust ("PIC Trust"), and Provident Investment Counsel Small Cap Growth Fund (the "New Fund"), a series fund of Advisors Series Trust, a Delaware statutory trust ("AST"). This opinion is rendered in connection with the transaction described in the Agreement and Plan of Reorganization dated November 3, 2003 (the "Reorganization Agreement"), by PIC Trust for itself and on behalf of the Old Fund and by AST for itself and on behalf of the New Fund, and adopts the applicable defined terms therein.

This letter and the opinion expressed herein are for delivery to PIC Trust and AST and may be relied upon only by PIC Trust and AST and their shareholders. This opinion also may be disclosed by PIC Trust or AST or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting PIC Trust or AST or any of their shareholders or in connection with any judicial proceeding relating to the federal, state or local tax liability of PIC Trust or AST or any of their shareholders. In addition, we hereby consent to the filing of this opinion as an exhibit to the registration statement of PIC Trust on Form N-14 pursuant to the Securities Act of 1933, as amended, in connection with the registration of securities required to be issued by PIC Trust by the Reorganization Agreement.

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

PIC Trust was duly created pursuant to its Agreement and Declaration of Trust dated December 11, 1991, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of Delaware. PIC Trust is registered as an investment company classified as an open-end management company under the 1940 Act.

AST was duly created pursuant to its Agreement and Declaration of Trust dated April 26, 1994, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. AST is registered as an investment company classified as an open-end management company under the 1940 Act.

The New Fund is a series fund of AST duly established under the laws of the State of Delaware and is validly existing under the laws of that State. The New Fund has an authorized capital of an unlimited number of shares and each outstanding share of the New Fund is fully transferable and has full voting rights. The New Fund has two classes of shares, Class A and Class I.

The Old Fund is a series fund of the PIC Trust duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each has an authorized capital of an unlimited number of shares and each outstanding share of each is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transaction (the "Transaction") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

     (a) On the date of the closing (the "Closing Date"), the Old Fund will transfer substantially all of its assets to the New Fund. Solely in exchange therefor, the New Fund will assume all of the liabilities of the Old Fund and deliver to the Old Fund a number of class I voting shares of the New Fund that represents all of the aggregate voting shares of such class.

     (b) The Old Fund will then liquidate and distribute all of the shares it received from the New Fund to its shareholders in proportion to their respective interests in the Old Fund in exchange for their shares in the Old Fund.

     (c) The Old Fund will then wind up and dissolve as soon as practicable thereafter, and their legal existence as a series fund of the PIC Trust will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

     (1) the Reorganization Agreement and

     (2) such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

For purposes of rendering the opinion set forth below, we have in addition relied upon the following representations by the New Fund and the Old Fund, as applicable:

     (A) The fair market value of the shares of the New Fund received by each shareholder of the Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the exchange.

     (B) There is no plan or intention by the New Fund or any person related to the New Fund, as defined in section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of the New Fund issued in the Transaction either directly or through any transaction, agreement, or arrangement with any other person, provided, however, that certain redemptions will occur in the ordinary course of the New Fund's business as an open-end investment company, as required by section 22(e) of the 1940 Act. For this purpose, section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (i) stock with at least 80% of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (ii) the common parent owns directly stock with at least 80% of the voting power and value of at least one of the corporations in the chain for consolidated return purposes ("Affiliated Group Relationship") or if one corporation owns stock possessing at least 50% or more of the voting power or value of the other corporation (the "Parent-Subsidiary Relationship")).

     (C) During the five-year period ending on the date of the Transaction, neither the Old Fund nor any person related to the Old Fund by having a Parent-Subsidiary Relationship will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of the Old Fund with consideration other than shares of the New Fund or the Old Fund or
(ii) redeemed or made distributions with respect to Old Fund shares, provided, however, that certain redemptions have occurred in the ordinary course of the Old Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act and were made in the ordinary course of the Old Fund's business as a qualified regulated investment company.

     (D) Prior to the Transaction, neither the New Fund nor any person related to the New Fund (i.e., having either an Affiliated Group Relationship or a Parent-Subsidiary Relationship with the New Fund) will have owned shares of the Old Fund.

     (E) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (B) and (C) above will not exceed 50% of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in the Old Fund on the effective date of the Transaction.

     (F) The New Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Old Fund immediately prior to the Transaction. For purposes of this representation, amounts used by the Old Fund to pay its reorganization expenses, amounts paid by the Old Fund to shareholders who receive cash or other property (including any payments to dissenters), and all redemptions and distributions (except for distributions and redemptions occurring in the ordinary course of the Old Fund's business as an investment company) made by the Old Fund immediately preceding the transfer have been included as assets of the Old Fund held immediately prior to the Transaction.

     (G) After the Transaction, the shareholders of the Old Fund will be in control of the New Fund within the meaning of Section 368(a)(2)(H) of the Internal Revenue Code of 1986, as amended (the "Code"), which provides that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares entitled to vote, or at least 50% of the total value of all classes of shares.

     (H) The New Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Old Fund acquired in the Transaction, except for dispositions made in the ordinary course of its business as an investment company. If the New Fund does sell any of the assets of the Old Fund acquired in the Transaction, the New Fund will use the proceeds from such sale in accordance with the New Fund's investment objectives or to make redemptions in ordinary course of its business as a qualified regulated investment company.

     (I) The New Fund has no plan or intention to reacquire any of its shares issued in the Transaction, except for acquisitions made in the ordinary course of its business as a series of an investment company pursuant to the provisions of section 22(e) of the 1940 Act.

     (J) In pursuance of the plan of reorganization, the Old Fund will distribute as soon as practicable the shares of the New Fund it receives in the Transaction.

     (K) The liabilities of the Old Fund assumed by the New Fund plus the liabilities to which the assets are subject were incurred by the Old Fund in the ordinary course of its business and are associated with the assets transferred.

     (L) The fair market value of the assets of the Old Fund transferred to the New Fund will equal or exceed the sum of the liabilities assumed by the New Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (M) The total adjusted bases of the assets of the Old Fund transferred to the New Fund will equal or exceed the sum of the liabilities to be assumed by the New Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (N) Following the Transaction, the New Fund will continue the historic business of the Old Fund or use a significant portion of the Old Fund's historic business assets in a business.

     (O) At the time of the Transaction, the New Fund will not have any outstanding warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire shares in the New Fund that, if exercised or converted, would affect the Old Fund's shareholders' acquisition or retention of control of the New Fund, as defined in Code Section 368(a)(2)(H), which provides that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares entitled to vote, or at least 50% of the total value of all classes of shares.

     (P) There is no intercorporate indebtedness existing between the Old Fund and the New Fund that was issued, acquired, or will be settled at a discount.

     (Q) The Old Fund is not under the jurisdiction of a court in a case under Title 11 of the United States Code or a receivership, foreclosure, or similar proceeding in a federal or state court.

     (R) The investment advisor to the Old Fund will pay or assume only those expenses of the New Fund, the Old Fund and the shareholders of the Old Fund that are solely and directly related to the transaction in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the New Fund, the Old Fund, and the shareholders of the Old Fund will pay their respective expenses, if any, incurred in connection with the Transaction.

     (S) Each of the Old Fund and the New Fund meets the requirements of a regulated investment company set forth in Code Section 368(a)(2)(F).

     (T) The Old Fund has elected, and the New Fund will elect, to be taxed as a "regulated investment company" under Code Section 851 and, for all of the taxable periods (including the last short taxable period ending on the date of the Transaction for the Old Fund), has qualified for the special tax treatment afforded regulated investment companies under the Code, and after the Transaction, the New Fund intends to continue to so qualify.

     (U) To the best knowledge of the management of the Old Fund, there is no plan or intention by the shareholders of the Old Fund who own 5% or more of the shares of the Old Fund to sell, exchange, or otherwise dispose of a number of shares of the New Fund received in the Transaction that would reduce the Old Fund shareholders' ownership of the New Fund shares to a number of shares having a value, as of the date of the Transaction, of less than 50% of the value of all the formerly outstanding shares of the Old Fund as of the same date. For purposes of this assumption, shares of the Old Fund exchanged for cash or other property will be treated as outstanding shares of the Old Fund on the date of the Transaction. Additionally, shares of the Old Fund and shares of the New Fund held by the Old Fund's shareholders and otherwise sold, redeemed or disposed of prior to or subsequent to the Transaction will be treated as outstanding shares of the Old Fund on the date of the Transaction.

     (V) No cash is being transferred to the shareholders of the Old Fund in lieu of fractional shares of the New Fund.

     (W) Following the Transaction, each of the Old Fund, the New Fund, and to the best knowledge of the management of the Old Fund, the shareholders of the Old Fund, will comply with the information reporting, record retention and return filing requirements set forth in Treasury Regulations Section 1.368-3.

     (X) There are no dissenters' rights.

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transaction will take place in accordance with the terms of the Reorganization Agreement, and further provided that the Old Fund distributes the shares of the New Fund received in the Transaction as soon as practicable, we are of the opinion that:

     (a) The transfer of substantially all of the Old Fund's assets to the New Fund in exchange for shares of the New Fund (the "New Shares") and the assumption of the Old Fund's liabilities, and the distribution of the New Shares to the Old Fund's shareholders in liquidation of the Old Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of Code Section 368(a);

     (b) Each of the Old Fund and the New Fund will be a party to the Reorganization within the meaning of Code Section 368(b);

     (c) No gain or loss will be recognized by the New Fund upon the receipt of the assets and the assumption of the liabilities, if any, of the Old Fund solely in exchange for the New Shares;

     (d) No gain or loss will be recognized by the Old Fund upon the transfer of its assets to, and the assumption of its liabilities by, the New Fund in exchange for the New Shares and the assumption by the New Fund of the Old Fund's liabilities;

     (e) No gain or loss will be recognized by the Old Fund upon the distribution of its portion of the New Shares to its shareholders;

     (f) No gain or loss will be recognized by any shareholder of the Old Fund upon the exchange of its Old Fund shares for the New Shares;

     (g) The adjusted tax basis of the assets of the Old Fund transferred to the New Fund will be the same as the adjusted tax basis of such assets to the Old Fund immediately prior to the Reorganization;

     (h) The adjusted tax basis of the New Shares received by each Old Fund shareholder pursuant to the Reorganization will be the same as the adjusted tax basis of the Old Fund shares held by that shareholder immediately prior to the Reorganization;

     (i) The holding period of the assets of the Old Fund acquired by the New Fund will include the period during which those assets were held by the Old Fund;

     (j) The holding period of the New Shares to be received by each Old Fund shareholder will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that the Old Fund shares were held as capital assets on the date of the exchange; and

     (k) The New Fund will succeed to and take into account those tax attributes of the Old Fund that are described in Code Section 381(c).

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transaction described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,



/s/ Paul, Hastings, Janofsky & Walker LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP



                    -----------------------------------------
                                     PART C
                              ADVISORS SERIES TRUST
                                OTHER INFORMATION
                    -----------------------------------------

ITEM 15.  INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of
1940); or (b) a written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

     1.   Agreement and Declaration of Trust(1)

     2.   By-Laws(1)

     3.   Not Applicable.

     4.   Form of Agreement and Plan of Reorganization (8)

     5.   Not Applicable.

     6.   (a) Form of Investment Advisory Agreement (8)

          (b) Form of Operating Expenses Limitation Agreement(8)

     7.   (a) Form of Distribution Agreement(7)

     8.   Not Applicable.

     9.   Form of Custodian Agreement (4)

     10.  Form of Distribution Plan pursuant to Rule 12b-1(8)

     11. Opinion of Counsel regarding legality of issuance of shares and other matters- to be filed by amendment

     12.  Opinion of Counsel on tax matters - - Filed herewith.

          (a)  PIC Growth Fund I, PIC Twenty Fund I and PIC Mid Cap Fund B

          (b)  PIC Small Cap Growth Fund I

          (c)  PIC Small Company Growth Fund A

     13.  (a) Form of Fund Administration Servicing Agreement(2)

          (b)  Form of Transfer Agent Servicing Agreement (2)

          (c)  Form of Shareholder Servicing Plan (8)

     14.  Independent Auditor's Consent (8)

     15.  Not Applicable.

     16.  Power of Attorney(5)

     17.  (a) Form of Proxy Ballot(3)

          (b) Preliminary Prospectus for Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Twenty Fund, Provident Investment Counsel Mid Cap Fund, series of Advisors Series Trust, filed September 18, 2003.(6)

          (c) Preliminary Statement of Additional Information for Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Twenty Fund, Provident Investment Counsel Mid Cap Fund, series of Advisors Series Trust, filed September 18, 2003.(6)

          (d)  Multiple Class Plan pursuant to Rule 18f-3 (8)

(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by this reference.
(2) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.
(3) Previously filed with the Registration Statement on Form N-14AE (File No. 333-108922) on February 12, 2002, and is incorporated herein by reference.
(4) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003, and is incorporated herein by reference.
(5) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003 and is incorporated herein by reference.
(6) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 18, 2003 and is incorporated herein by reference.
(7) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.
(8) Previously filed with the Registration Statement on Form N-14 (File No. 333-17391) on November 12, 2003 and is incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that it will file an Amendment that will include a copy of the final tax opinion of counsel.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on December 24, 2003.

                                                     ADVISORS SERIES TRUST

                                                     /s/ Eric M. Banhazl*
                                                     --------------------
                                                     Eric M. Banhazl
                                                     President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on December 24, 2003:

Signature                               Title
---------                               -----

/s/ Eric M. Banhazl  *                  President and Trustee
------------------------------
Eric M. Banhazl

/s/ Walter E. Auch  *                   Trustee
------------------------------
Walter E. Auch

/s/ Donald E. Connor *                  Trustee
------------------------------
Donald E. O'Connor

/s/George T. Wofford III *              Trustee
------------------------------
George T. Wofford III

George J. Rebhan  *                     Trustee
------------------------------
George J. Rebhan

James Clayburn LaForce *                Trustee
------------------------------
James Clayburn LaForce

/s/ Douglas G. Hess                     Treasurer and Principal Financial
------------------------------          and Accounting Officer
Douglas G. Hess



        */s/ Douglas G. Hess
         -------------------
             Douglas G. Hess
             Attorney-in-Fact pursuant to Power of Attorney filed with the post-effective amendment to the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003.


EXHIBIT INDEX

Exhibit                                                             Exhibit No.
-------                                                             -----------
Opinion of Counsel on tax matters- PIC Growth Fund I,
PIC Twenty Fund I and PIC Mid Cap Fund B                                99.12.a

Opinion of Counsel on tax matters- PIC Small Cap Growth Fund I          99.12.b

Opinion of Counsel on tax matters- PIC Small Company Growth Fund A      99.12.c